Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000228990
Shareholder Report [Line Items]
Trading Symbol	INTL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Main International ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mainmgtetfs.com/intl/. You can also request this information by contacting us at 1-866-383-9778
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-383-9778
Additional Information Website	https://www.mainmgtetfs.com/intl/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main International ETF	$35	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[1]
AssetsNet	$ 221,520,699
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 504,925
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$221,520,699
Number of Portfolio Holdings	10
Advisory Fee	$504,925
Portfolio Turnover	12%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	95.0%
Money Market Funds	5.0%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.1%
Money Market Funds	0.2%
Collateral for Securities Loaned	5.0%
Equity	99.9%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core MSCI International Developed Markets ETF	38.4%
iShares Core MSCI Emerging Markets ETF	18.3%
State Street SPDR Portfolio Europe ETF	12.2%
iShares Latin America 40 ETF	10.9%
Vanguard FTSE Pacific ETF	7.9%
SPDR Portfolio Emerging Markets ETF	7.1%
State Street Navigator Securities Lending Government Money Market Portfolio	5.0%
Franklin FTSE Canada ETF	2.6%
Franklin FTSE China ETF	2.5%
State Street Institutional Treasury Money Market Fund, Premier Class	0.2%

C000190408
Shareholder Report [Line Items]
Trading Symbol	SECT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Main Sector Rotation ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mainmgtetfs.com/sect/. You can also request this information by contacting us at 1-866-383-9778
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-383-9778
Additional Information Website	https://www.mainmgtetfs.com/sect/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main Sector Rotation ETF	$28	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[2]
AssetsNet	$ 2,566,883,600
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 6,044,013
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$2,566,883,600
Number of Portfolio Holdings	13
Advisory Fee	$6,044,013
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	96.2%
Money Market Funds	3.8%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.7%
Money Market Funds	0.2%
Collateral for Securities Loaned	3.7%
Equity	99.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street Technology Select Sector SPDR ETF	33.1%
State Street Financial Select Sector SPDR ETF	14.7%
State Street Industrial Select Sector SPDR ETF	10.6%
State Street Communication Services Select Sector SPDR ETF	10.5%
State Street Consumer Discretionary Select Sector SPDR ETF	9.7%
Invesco Nasdaq 100 ETF	6.2%
State Street Energy Select Sector SPDR ETF	4.2%
State Street Materials Select Sector SPDR ETF	4.2%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
iShares U.S. Home Construction ETF	2.4%

C000223946
Shareholder Report [Line Items]
Trading Symbol	TMAT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Main Thematic Innovation ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mainmgtetfs.com/tmat/. You can also request this information by contacting us at 1-866-383-9778.
Additional Information Phone Number	1-866-383-9778
Additional Information Website	https://www.mainmgtetfs.com/tmat/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main Thematic Innovation ETF	$37	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.78%	[3]
AssetsNet	$ 210,764,169
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 644,900
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$210,764,169
Number of Portfolio Holdings	90
Advisory Fee	$644,900
Portfolio Turnover	88%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Collateral for Securities Loaned	0.7%
Money Market Funds	0.7%
Utilities	2.5%
Health Care	5.6%
Materials	9.8%
Industrials	31.0%
Technology	50.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vicor Corporation	3.0%
Micron Technology, Inc.	2.8%
Lumentum Holdings, Inc.	2.7%
Ciena Corporation	2.6%
Palo Alto Networks, Inc.	2.5%
Clear Secure, Inc., Class A	2.5%
Keysight Technologies, Inc.	2.2%
Modine Manufacturing Company	1.9%
Advanced Energy Industries, Inc.	1.9%
AAON, Inc.	1.9%

[1]	Annualized
[2]	Annualized
[3]	Annualized